NET LOSS PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
NET LOSS PER SHARE

15.	LOSS PER SHARE

Loss per share is computed using the weighted average number of shares of Common Stock outstanding less the number of shares subject to repurchase.

The following table sets forth the computation of basic and diluted net loss per share for the periods indicated (in thousands, except share data):

	Three Months Ended March 31,
	2023	2022
Numerator:
Net loss	$(20,889)	(29,738)

Denominator - basic and diluted:
Weighted average common shares outstanding	74,473,741	72,335,952

Loss per share - basic and diluted	$(0.28)	(0.41)

The following table sets forth the amounts excluded from the computation of diluted net loss per share as of March 31, 2023 and 2022, because their effect was anti-dilutive.

	March 31,
	2023	2022
Stock options outstanding	7,766,234	6,144,473
Non-vested shares of restricted stock	3,830,932	3,970,385
Warrants(a)	21,145,000	21,145,000
Convertible notes(a)	9,729,163	9,729,163

(a)	The Convertible Notes and warrants referred to in Notes 10 and 13 were also excluded on an as converted basis because their effect would have been anti-dilutive.

20.	NET LOSS PER SHARE

Net loss per share is computed using the weighted average number of shares of Common Stock outstanding less the number of shares subject to repurchase.

The following table sets forth the computation of basic and diluted net loss per share for the periods indicated (in thousands, except share data):

	Years Ended December 31,
	2022	2021
Numerator:
Net loss	$(85,382)	$(70,526)

Denominator – basic and diluted:
Weighted average common shares outstanding	72,782,773	64,509,718

Net loss per share – basic and diluted	$(1.17)	$(1.09)

The following table sets forth the amounts excluded from the computation of diluted net loss per share because their effect was anti-dilutive.

	December 31,
	2022	2021
Stock options outstanding(a)	7,812,178	5,489,492
Non-vested RSUs and RSAs	4,267,746	3,314,715
Warrants(b)	-	-
Convertible Notes(b)	-	-

(a)	If the Company had reported net income, the calculation of these per share amounts would have included the dilutive effect of these Common Stock equivalents using the treasury stock method for stock options.
(b)	The Convertible Notes and Warrants referred to in Notes 13 and 17, respectively, were also excluded on an as converted basis because their effect would have been anti-dilutive.